12. Debt (Details Narrative) - USD ($)				2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 06, 2020	Jan. 15, 2019	Jan. 03, 2018	Mar. 01, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from convertible debt							$ 3,655,000	$ 95,000	$ 600,000	$ 1,914,702
Stock issued with convertible debt, value									545,000	608,718
Amortization of loan discount							510,252	417,198	638,626	628,423
Derivative liability					$ 68,753		68,753		77,584	0
Derivative expense					0	$ 42,140	0	42,140	42,140	0
Gain (loss) on extinguishment of debt					(1,191,089)	$ 0	(1,191,089)	$ (363,468)	$ (363,468)	0
Unsecured Convertible Redeemable Note [Member]
Convertible debt, gross					53,861		$ 53,861
Debt initial date							Jul. 09, 2019		Jul. 09, 2019
Debt face amount					100,000		$ 100,000		$ 100,000
Debt maturity date				Aug. 31, 2020			Jul. 09, 2020		Jul. 09, 2020
Proceeds from convertible debt				$ 100,000			$ 95,000		$ 95,000
Debt Instrument, Fee					$ 5,000		$ 5,000		$ 5,000
Debt interest rate				10.00%	10.00%		10.00%		10.00%
Beneficial conversion feature				$ 44,129			$ 51,730		$ 51,730
Derivative liability					$ 85,410		85,410		85,410
Debt discount					43,270		43,270		43,270
Derivative expense							42,140		42,140
Gain on Derivative							22,764		$ 7,826
Debt converted, amount converted							$ 56,049
Debt converted, shares issued							1,158,585
TeleMate [Member]
Debt initial date									Jan. 01, 2017
Debt face amount									$ 1,000,000
Debt maturity date									Jan. 01, 2020
Stock issued with convertible debt, shares									2,113,428
Convertible Notes Payable [Member] | Newbridge Offering [Member]
Convertible debt, gross					131,429		$ 131,429		$ 289,143	552,000
Debt initial date							Nov. 30, 2018
Debt face amount					$ 552,000		$ 552,000		$ 552,000
Debt interest rate					12.00%		12.00%		12.00%
Stock issued with convertible debt, shares							730,974		730,974
Unamortized discount					$ 29,430		$ 29,430		$ 161,864	338,443
Convertible Notes Payable [Member] | TDH Secured Notes Offering [Member]
Convertible debt, gross									505,000
Convertible Notes Payable [Member] | OID Notes 2 [Member]
Convertible debt, gross					97,250		97,250		272,250	1,313,485
Proceeds from convertible debt										$ 1,313,485
Debt interest rate										10.00%
Original issue discount										$ 131,348
Unamortized discount									6,500	$ 202,216
Debt converted, amount converted	$ 200,000
Debt converted, shares issued	316,000
Convertible Notes Payable [Member] | OID Notes 2 [Member] | Inducement to lend [Member]
Stock issued with convertible debt, shares								328,371		328,371
Stock issued with convertible debt, value								$ 198,259		$ 198,259
Convertible Notes Payable [Member] | OID Notes 1 [Member]
Convertible debt, gross					100,000		100,000		336,223	601,223
Proceeds from convertible debt											$ 601,223
Debt interest rate											10.00%
Original issue discount											$ 60,122
Unamortized discount									0	69,122
Debt converted, amount converted	$ 211,223
Debt converted, shares issued	331,954
Convertible Notes Payable [Member] | OID Notes 1 [Member] | Inducement to lend [Member]
Stock issued with convertible debt, shares											150,305
Stock issued with convertible debt, value											$ 78,321
Convertible Notes Payable [Member] | OID Notes 3 [Member]
Convertible debt, gross					$ 56,000		56,000		356,000	56,000
Proceeds from convertible debt										$ 356,000
Debt interest rate										10.00%
Original issue discount										$ 71,200
Unamortized discount									112,475	$ 6,594
Convertible Notes Payable [Member] | OID Notes 3 [Member] | Inducement to lend [Member]
Stock issued with convertible debt, shares								203,000		203,000
Stock issued with convertible debt, value								$ 62,269		$ 62,269
TDH Acquisition Agreement [Member] | First Amendment [Member]
Debt maturity date			Jul. 01, 2019
Debt interest rate			10.00%
Earnout period maturity date			Dec. 31, 2019
TDH Acquisition Agreement [Member] | First Amendment [Member] | TDA Sellers [Member]
Stock issued with convertible debt, shares		800,000	800,000
Stock issued with convertible debt, value		$ 220,000	$ 480,000
TDH Acquisition Agreement [Member] | Second Amendment [Member]
Debt maturity date		Apr. 02, 2020
Debt conversion price per share		$ 0.27
Gain (loss) on extinguishment of debt							$ (363,468)		$ (363,468)